Leases (Details) - Schedule of balance sheet information related to operating lease - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease assets:
Operating lease right of use asset – related party	$ 3,297,318	$ 3,674,255
Operating lease right of use asset – third party	1,987,061
Total operating lease assets	5,284,379	3,674,255
Operating lease obligations:
Operating lease liabilities – related party	3,451,864	3,688,196
Operating lease liabilities – third party	1,858,783
Total operating lease obligations	5,310,647	3,688,196
Current operating lease liabilities	1,317,006	721,003
Non-current operating lease liabilities	3,993,641	2,967,193
Total operating lease obligations	$ 5,310,647	$ 3,688,196